Assets Classified As Held For Sale And Liabilities Directly Associated With Assets Classified As Held For Sale - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 LDK HF to Hefei High Tech USD ($)	Dec. 31, 2012 LDK HF to Hefei High Tech USD ($)	Apr. 12, 2013 LDK HF to Hefei High Tech USD ($)	Apr. 12, 2013 LDK HF to Hefei High Tech CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss for write-down of assets held for sale to fair value less cost to sell	$ 0	$ 0	$ 74,178		$ 74,178
Agreement to sell and transfer equity interest						19,251	121,000
Loss upon completion of sale				$ 3,422